UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Witmer Asset Management, LLC

Address:  237 Park Avenue. Suite 800
          New York, NY 10017

13F File Number: 28-10015

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Charles H. Witmer
Title:  Managing Member
Phone:  (212) 692-3667

Signature, Place and Date of Signing:

/s/ Charles H. Witmer               New York, NY            November 10, 2004

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1
                                              -----

Form 13F Information Table Entry Total:         13
                                              -----

Form 13F Information Table Value Total:       $149,742
                                              --------
                                              (thousands)

List of Other Included Managers:

Form 13F File Number            Name

28-10559                        Eagle Capital Partners, LP

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

                                                     FORM 13F INFORMATION TABLE

          Item 1                 Item 2      Item 3   Item 4    Item 5               Item 6    Item 7                Item 8
                                 TITLE                 VALUE    SHARES/    SH/ PUT/  INVSTMNT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS       CUSIP   (X1000)  PRN AMOUNT  PRN CALL  DSCRETN   MANAGERS  SOLE (A)  SHARED(B) NONE(C)
Arch Wireless Inc.               Cl A       039392709   3,926    136,646   SH        SOLE      None        136,646   0         0
Assurant Inc.                     COM       04621X108  30,079  1,156,900   SH        SOLE      None      1,156,900   0         0
Bank New York Inc.                COM       064057102   4,326    148,300   SH        SOLE      None        148,300   0         0
Berkshire Hathaway Inc-Del       Cl A       084670108  17,590        203   SH        SOLE      None            203   0         0
Comcast Corp New               Cl A Spl     20030N200  17,017    609,500   SH        SOLE      None        609,500   0         0
Imagistics Int'l. Inc.            COM       45247T104  20,083    597,700   SH        SOLE      None        597,700   0         0
Interactive Data Corp.            COM       45840J107     894     47,490   SH        SOLE      None         47,490   0         0
Medco Health Solutions Inc.       COM       58405U102  12,895    417,300   SH        SOLE      None        417,300   0         0
Media Gen Inc                    Cl A       584404107  15,963    285,300   SH        SOLE      None        285,300   0         0
NewAlliance Bancshares Inc.       COM       650203102     371     25,825   SH        SOLE      None         25,825   0         0
Radica Games Ltd.                 ORD       G7342H107   6,397    618,043   SH        SOLE      None        618,043   0         0
Rinker Group Ltd.            Sponsored ADR  76687M101   6,264    100,000   SH        SOLE      None        100,000   0         0
TV Azteca SA DE CV           Sponsored ADR  901145102  13,937  1,377,200   SH        SOLE      None      1,377,200   0         0

Total                                                 149,742

00124.0001 #524672